REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Operating lease income	$ 1,526	$ 1,558
Software and technology services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 2,300	2,500
Construction services | Nuclear power generation
Disclosure of operating segments [line items]
Initial remaining performance obligation, expected timing of satisfaction period	12 months
Remaining performance obligation, expected timing of satisfaction period	5 years
Construction services | Construction services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 6,200	5,700
Construction services | Software and technology services | Nuclear power generation
Disclosure of operating segments [line items]
Initial remaining performance obligation, expected timing of satisfaction period	2 years
Industrials | Waste and wastewater services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 10,600	$ 10,400
Remaining performance obligation, expected timing of satisfaction period	23 years